Document And Entity Information	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	DANIMER SCIENTIFIC, INC.
Entity Central Index Key	0001779020
Entity Emerging Growth Company	false
Securities Act File Number	001-39280
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1924518
Entity Address, Address Line One	140 Industrial Boulevard
Entity Address, City or Town	Bainbridge
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	39817
City Area Code	229
Local Phone Number	243-7075
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common stock, $0.0001 par value per share
Trading Symbol	DNMR
Security Exchange Name	NYSE